Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS — 87.9%
	ASSET-BACKED SECURITIES — 43.6%
	AIMCO CLO Series
$500,000	Series 2015-AA, Class BR, 1.541% (3-Month USD Libor+130 basis points), 1/15/2028[1,2,3]	$497,561
1,000,000	Series 2017-AA, Class A, 1.484% (3-Month USD Libor+126 basis points), 7/20/2029[1,2,3]	1,000,384
	Ally Auto Receivables Trust
69,307	Series 2019-4, Class A2, 1.930%, 10/17/2022[2]	69,383
7,323	Series 2019-3, Class A2, 2.060%, 10/17/2022[2]	7,328
331,833	Series 2019-1, Class A3, 2.910%, 9/15/2023[2]	336,463
1,138,226	Barings CLO Ltd. Series 2013-IA, Class AR, 1.024% (3-Month USD Libor+80 basis points), 1/20/2028[1,2,3]	1,138,648
250,000	Benefit Street Partners CLO Ltd. Series 2015-VIIA, Class BR, 1.773% (3-Month USD Libor+155 basis points), 7/18/2027[1,2,3]	250,074
1,150,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class A2R, 1.423% (3-Month USD Libor+120 basis points), 7/18/2027[1,2,3]	1,150,343
226,953	BMW Vehicle Owner Trust Series 2020-A, Class A2, 0.390%, 2/27/2023[2]	227,107
34,340	Capital One Prime Auto Receivables Trust Series 2019-2, Class A2, 2.060%, 9/15/2022[2]	34,384
581,838	Carlyle Global Market Strategies CLO Ltd. Series 2015-2A, Class A1R, 0.993% (3-Month USD Libor+78 basis points), 4/27/2027[1,2,3]	581,895
	CarMax Auto Owner Trust
66,175	Series 2020-4, Class A1, 0.242%, 10/15/2021[2]	66,176
203,996	Series 2020-2, Class A2A, 1.750%, 1/17/2023[2]	204,673
197,844	Series 2020-1, Class A2, 1.870%, 4/17/2023[2]	198,936
250,000	Series 2020-4, Class A2, 0.310%, 1/16/2024[2]	250,088
	Cedar Funding VI CLO Ltd.
500,000	Series 2016-6A, Class AR, 1.314% (3-Month USD Libor+109 basis points), 10/20/2028[1,2,3]	500,124
500,000	Series 2016-6X, Class BR, 1.824% (3-Month USD Libor+160 basis points), 10/20/2028[2,3]	500,111
500,000	CIFC Funding Ltd. Series 2015-3A, Class AR, 1.093% (3-Month USD Libor+87 basis points), 4/19/2029[1,2,3]	499,802
105,497	CNH Equipment Trust Series 2020-A, Class A2, 1.080%, 7/17/2023[2]	105,774
109,119	Dell Equipment Finance Trust Series 2020-2, Class A1, 0.315%, 9/22/2021[1,2]	109,130

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Dryden Senior Loan Fund Series 2012-25A, Class BRR, 1.591% (3-Month USD Libor+135 basis points), 10/15/2027[1,2,3]	$500,017
250,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 2.091% (3-Month USD Libor+185 basis points), 10/15/2027[1,2,3]	249,218
645,000	Flatiron Clo 17 Ltd. Series 2017-1A, Class AR, 1.178% (3-Month USD Libor+98 basis points), 5/15/2030[1,2,3]	645,926
250,000	Ford Credit Auto Lease Trust Series 2019-A, Class A4, 2.980%, 6/15/2022[2]	251,503
139,717	Ford Credit Auto Owner Trust Series 2020-A, Class A2, 1.030%, 10/15/2022[2]	140,006
500,000	Galaxy CLO Ltd. Series 2017-23A, Class AR, 1.052% (3-Month USD Libor+87 basis points), 4/24/2029[1,2,3]	500,082
189,996	GM Financial Automobile Leasing Trust Series 2020-2, Class A2A, 0.710%, 10/20/2022[2]	190,432
	GM Financial Consumer Automobile Receivables Trust
23,767	Series 2019-4, Class A2A, 1.840%, 11/16/2022[2]	23,820
242,169	Series 2020-1, Class A2, 1.830%, 1/17/2023[2]	242,692
182,754	Series 2020-2, Class A2A, 1.500%, 3/16/2023[2]	183,367
265,738	Series 2020-3, Class A2, 0.350%, 7/17/2023[2]	265,870
236,991	Series 2018-4, Class A3, 3.210%, 10/16/2023[2]	240,521
300,000	Series 2021-1, Class A2, 0.230%, 11/16/2023[2]	300,125
450,000	GM Financial Leasing Trust Series 2021-1, Class A2, 0.170%, 4/20/2023[2]	449,698
500,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2017-1A, Class AR, 1.174% (3-Month USD Libor+95 basis points), 4/20/2029[1,2,3]	500,074
500,000	Grippen Park CLO Ltd. Series 2017-1A, Class A, 1.484% (3-Month USD Libor+126 basis points), 1/20/2030[1,2,3]	501,112
500,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 1.894% (3-Month USD Libor+170 basis points), 3/15/2027[1,2,3]	497,847
	Honda Auto Receivables Owner Trust
267,615	Series 2020-1, Class A2, 1.630%, 10/21/2022[2]	269,085
369,552	Series 2019-1, Class A3, 2.830%, 3/20/2023[2]	375,187
	Hyundai Auto Lease Securitization Trust
179,716	Series 2020-A, Class A2, 1.900%, 5/16/2022[1,2]	180,211

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$300,000	Series 2019-B, Class A4, 2.030%, 6/15/2023[1,2]	$303,771
500,000	Series 2019-B, Class B, 2.130%, 11/15/2023[1,2]	507,044
507,067	Jackson Mill CLO Ltd. Series 2015-1A, Class AR, 1.071% (3-Month USD Libor+83 basis points), 4/15/2027[1,2,3]	507,137
136,007	John Deere Owner Trust Series 2018-B, Class A3, 3.080%, 11/15/2022[2]	137,007
500,000	Kayne CLO III Ltd. Series 2019-3A, Class A, 1.721% (3-Month USD Libor+148 basis points), 4/15/2032[1,2,3]	505,041
494,219	MMAF Equipment Finance LLC Series 2020-A, Class A2, 0.740%, 4/9/2024[1,2]	496,257
125,159	Nationstar HECM Loan Trust Series 2019-2A, Class A, 2.272%, 11/25/2029[1,2,4]	125,512
500,000	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 1.313% (3-Month USD Libor+110 basis points), 12/21/2029[1,2,3]	500,125
	Nissan Auto Lease Trust
145,697	Series 2020-A, Class A2A, 1.800%, 5/16/2022[2]	145,965
250,000	Series 2020-A, Class A3, 1.840%, 1/17/2023[2]	252,680
243,365	Oaktree CLO Series 2014-1A, Class A1R, 1.484% (3-Month USD Libor+129 basis points), 5/13/2029[1,2,3]	243,729
31,996	OBX Trust Series 2019-EXP2, Class 2A1A, 1.009% (1-Month USD Libor+90 basis points), 6/25/2059[1,2,3]	32,160
105,561	OCP CLO Ltd. Series 2015-10A, Class A1R, 1.035% (3-Month USD Libor+82 basis points), 10/26/2027[1,2,3]	105,666
500,000	Octagon Investment Partners Ltd. Series 2015-1A, Class DR, 2.791% (3-Month USD Libor+255 basis points), 7/15/2027[1,2,3]	497,754
703,132	Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class A1R, 1.091% (3-Month USD Libor+85 basis points), 7/15/2027[1,2,3]	703,041
40,165	Oscar U.S. Funding LLC Series 2019-2A, Class A2, 2.490%, 8/10/2022[1,2]	40,265
500,000	OZLM Funding III Ltd. Series 2013-3A, Class CR, 4.472% (3-Month USD Libor+425 basis points), 1/22/2029[1,2,3]	500,500
500,000	Symphony CLO XIV Ltd. Series 2014-14A, Class DR, 3.334% (3-Month USD Libor+310 basis points), 7/14/2026[1,2,3]	500,626

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$342,856	Tesla Auto Lease Trust Series 2019-A, Class A2, 2.130%, 4/20/2022[1,2]	$345,101
500,000	THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR, 1.363% (3-Month USD Libor+114 basis points), 4/18/2029[1,2,3]	500,103
130,360	Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.930%, 12/20/2022[2]	130,608
625,000	Voya CLO Ltd. Series 2015-1A, Class A1R, 1.123% (3-Month USD Libor+90 basis points), 1/18/2029[1,2,3]	625,000
28,870	West CLO Ltd. Series 2014-2A, Class A1AR, 1.093% (3-Month USD Libor+87 basis points), 1/16/2027[1,2,3]	28,898
17,539	World Omni Auto Receivables Trust Series 2017-A, Class A3, 1.930%, 9/15/2022[2]	17,559
34,040	World Omni Automobile Lease Securitization Trust Series 2019-B, Class A2A, 2.050%, 7/15/2022[2]	34,160
	Total Asset-Backed Securities
	(Cost $21,966,524)	22,020,886
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
	Citigroup Commercial Mortgage Trust
300,000	Series 2018-TBR, Class A, 0.936% (1-Month USD Libor+83 basis points), 12/15/2036[1,2,3]	299,284
300,000	Series 2019-SST2, Class A, 1.026% (1-Month USD Libor+92 basis points), 12/15/2036[1,2,3]	300,393
7,470	COMM Mortgage Trust Series 2014-FL5, Class B, 2.256% (1-Month USD Libor+215 basis points), 10/15/2031[1,2,3]	7,397
	Government National Mortgage Association
94,403	Series 2013-179, Class A, 1.800%, 7/16/2037[2]	94,730
79,608	Series 2013-12, Class A, 1.410%, 10/16/2042[2]	80,042
	Total Commercial Mortgage-Backed Securities
	(Cost $779,061)	781,846
	CORPORATE — 35.3%
	BASIC MATERIALS — 0.9%
40,000	Georgia-Pacific LLC 0.625%, 5/15/2024[1]	39,837
145,000	Nucor Corp. 4.000%, 8/1/2023[2]	155,100

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
$250,000	Nutrien Ltd. 1.900%, 5/13/2023[5]	$256,529
		451,466
	COMMUNICATIONS — 1.9%
250,000	Amazon.com, Inc. 2.400%, 2/22/2023[2]	259,364
150,000	Cisco Systems, Inc. 3.500%, 6/15/2025	166,302
229,000	Cox Communications, Inc. 3.250%, 12/15/2022[1]	239,487
250,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[2]	258,265
65,000	Verizon Communications, Inc. 0.750%, 3/22/2024	65,090
		988,508
	CONSUMER, CYCLICAL — 5.3%
225,000	Aptiv Corp. 4.150%, 3/15/2024[2]	245,599
170,000	BMW U.S. Capital LLC 0.698% (3-Month USD Libor+50 basis points), 8/13/2021[1,3]	170,297
250,000	Daimler Finance North America LLC 2.550%, 8/15/2022[1]	256,374
200,000	Home Depot, Inc. 3.250%, 3/1/2022	205,662
75,000	Hyundai Capital America 1.174% (3-Month USD Libor+94 basis points), 7/8/2021[1,3]	75,086
250,000	Lowe's Cos., Inc. 3.120%, 4/15/2022[2]	255,515
250,000	NIKE, Inc. 2.250%, 5/1/2023[2]	258,615
	PACCAR Financial Corp.
225,000	2.650%, 5/10/2022	230,915
250,000	2.650%, 4/6/2023	261,944
250,000	Starbucks Corp. 1.300%, 5/7/2022	252,631
170,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	177,529
	Volkswagen Group of America Finance LLC
20,000	0.750%, 11/23/2022[1]	20,062
20,000	0.875%, 11/22/2023[1]	20,091

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$250,000	Whirlpool Corp. 4.850%, 6/15/2021	$252,158
		2,682,478
	CONSUMER, NON-CYCLICAL — 7.0%
	AbbVie, Inc.
150,000	3.450%, 3/15/2022[2]	153,480
120,000	2.300%, 11/21/2022	123,509
250,000	Bayer U.S. Finance II LLC 3.500%, 6/25/2021[1,2]	251,106
250,000	CVS Health Corp. 2.125%, 6/1/2021[2]	250,335
200,000	Danone S.A. 2.077%, 11/2/2021[1,2,5]	201,786
250,000	General Mills, Inc. 3.700%, 10/17/2023[2]	268,290
250,000	GlaxoSmithKline Capital, Inc. 3.375%, 5/15/2023	265,706
200,000	Humana, Inc. 4.500%, 4/1/2025[2]	224,807
250,000	Kellogg Co. 2.650%, 12/1/2023	262,864
250,000	Mondelez International Holdings Netherlands B.V. 2.125%, 9/19/2022[1,5]	256,227
210,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	215,550
310,000	PepsiCo, Inc. 0.750%, 5/1/2023	313,080
250,000	Royalty Pharma PLC 0.750%, 9/2/2023[1,5]	249,901
250,000	Sysco Corp. 2.600%, 6/12/2022	256,321
	UnitedHealth Group, Inc.
50,000	0.444% (3-Month USD Libor+26 basis points), 6/15/2021[3]	50,019
200,000	2.375%, 10/15/2022	206,345
		3,549,326
	ENERGY — 1.6%
250,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	256,451

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
	Phillips 66
$250,000	3.700%, 4/6/2023	$265,019
35,000	0.900%, 2/15/2024[2]	35,014
250,000	Schlumberger Finance Canada Ltd. 2.650%, 11/20/2022[1,2,5]	258,420
		814,904
	FINANCIAL — 4.5%
250,000	AIG Global Funding 0.661% (3-Month USD Libor+46 basis points), 6/25/2021[1,3]	250,275
250,000	Berkshire Hathaway, Inc. 2.750%, 3/15/2023[2]	261,280
250,000	Eaton Vance Corp. 3.625%, 6/15/2023	266,859
250,000	Goldman Sachs Group, Inc. 5.750%, 1/24/2022	260,926
250,000	Mitsubishi UFJ Financial Group, Inc. 2.998%, 2/22/2022[5]	255,839
	PNC Bank N.A.
250,000	3.500%, 6/8/2023[2]	265,807
250,000	3.800%, 7/25/2023[2]	268,229
170,000	Public Storage 2.370%, 9/15/2022[2]	174,627
250,000	Wells Fargo & Co. 3.500%, 3/8/2022	257,536
		2,261,378
	INDUSTRIAL — 5.0%
250,000	3M Co. 2.250%, 3/15/2023[2]	259,197
200,000	ABB Finance USA, Inc. 2.875%, 5/8/2022	205,687
	Caterpillar Financial Services Corp.
90,000	0.456% (3-Month USD Libor+28 basis points), 9/7/2021[3]	90,102
200,000	1.900%, 9/6/2022	204,798
100,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	101,720
250,000	FedEx Corp. 3.400%, 1/14/2022	255,883
200,000	General Dynamics Corp. 3.000%, 5/11/2021	200,550

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
	John Deere Capital Corp.
$200,000	0.443% (3-Month USD Libor+26 basis points), 9/10/2021[3]	$200,226
300,000	2.150%, 9/8/2022	308,183
250,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[2]	265,280
175,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	178,253
250,000	Schneider Electric S.E. 2.950%, 9/27/2022[1,5]	258,702
		2,528,581
	TECHNOLOGY — 5.5%
250,000	Adobe, Inc. 1.700%, 2/1/2023	256,458
200,000	Analog Devices, Inc. 2.950%, 4/1/2025[2]	212,746
	Apple, Inc.
250,000	1.550%, 8/4/2021[2]	250,766
200,000	2.400%, 5/3/2023	209,004
	Hewlett Packard Enterprise Co.
30,000	0.958% (3-Month USD Libor+72 basis points), 10/5/2021[2,3]	30,005
200,000	1.450%, 4/1/2024[2]	203,365
	International Business Machines Corp.
100,000	0.594% (3-Month USD Libor+40 basis points), 5/13/2021[3]	100,045
200,000	1.875%, 8/1/2022	204,491
200,000	Marvell Technology Group Ltd. 4.200%, 6/22/2023[2,5]	214,085
250,000	Microsoft Corp. 2.375%, 5/1/2023[2]	259,571
	Oracle Corp.
250,000	2.500%, 5/15/2022[2]	254,928
200,000	2.500%, 10/15/2022	206,440
	Qualcomm, Inc.
250,000	3.000%, 5/20/2022	257,731
100,000	2.900%, 5/20/2024[2]	106,667
		2,766,302
	UTILITIES — 3.6%
250,000	Avangrid, Inc. 3.150%, 12/1/2024[2]	268,948

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$225,000	Consolidated Edison Co. of New York, Inc. 0.601% (3-Month USD Libor+40 basis points), 6/25/2021[3]	$225,169
225,000	Dominion Energy, Inc. 2.715%, 8/15/2021[6]	226,905
250,000	Duke Energy Carolinas LLC 3.050%, 3/15/2023[2]	263,034
250,000	Duke Energy Corp. 1.800%, 9/1/2021[2]	251,235
50,000	Entergy Corp. 4.000%, 7/15/2022[2]	51,941
250,000	Entergy Mississippi LLC 3.100%, 7/1/2023[2]	262,445
250,000	NextEra Energy Capital Holdings, Inc. 2.403%, 9/1/2021	252,164
		1,801,841
	Total Corporate
	(Cost $17,727,405)	17,844,784
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
28,517	FDIC Guaranteed Notes Trust Series 2010-S2, Class 2A, 2.570%, 7/29/2047[1,2]	28,686
27,319	Nationstar HECM Loan Trust Series 2019-1A, Class A, 2.651%, 6/25/2029[1,2,4]	27,397
	Total Residential Mortgage-Backed Securities
	(Cost $55,796)	56,083
	U.S. GOVERNMENT — 7.4%
	United States Treasury Bill
750,000	0.036%, 4/6/2021	750,000
1,250,000	0.082%, 4/8/2021	1,250,000
750,000	0.036%, 5/4/2021	749,992
1,000,000	0.026%, 5/27/2021	999,988
	Total U.S. Government
	(Cost $3,749,913)	3,749,980
	Total Bonds
	(Cost $44,278,699)	44,453,579
	COMMERCIAL PAPER — 9.9%
500,000	American Honda Finance 0.210%, 6/7/2021	499,794

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$250,000	Barclays Bank 0.250%, 4/1/2021	$249,999
400,000	Canadian Tire Corp. 0.250%, 4/13/2021	399,978
400,000	Conagra Brands, Inc. 0.300%, 4/21/2021	399,876
400,000	Dominion Resources, Inc. 0.200%, 4/27/2021	399,949
250,000	Entergy Corp. 0.210%, 5/20/2021	249,917
500,000	Evergy Missouri West, Inc. 0.170%, 4/22/2021	499,950
400,000	Eversource Energy 0.170%, 4/8/2021	399,990
500,000	General Motors Financial 0.400%, 5/26/2021	499,611
250,000	Hitachi Capital America Corp. 0.220%, 6/28/2021	249,849
250,000	Hyundai Capital 0.190%, 4/26/2021	249,975
250,000	LMA-Americas LLC 0.140%, 5/14/2021	249,959
400,000	Sherwin Williams Co. 0.260%, 4/19/2021	399,962
250,000	Waste Management, Inc. 0.300%, 7/6/2021	249,833
	Total Commercial Paper
	(Cost $4,998,746)	4,998,642

Number of Shares
	SHORT-TERM INVESTMENTS — 2.8%
504,272	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[7,8]	504,272
900,144	Federated Treasury Obligations Fund - Institutional Class, 0.01%[8]	900,144
	Total Short-Term Investments
	(Cost $1,404,416)	1,404,416
	TOTAL INVESTMENTS — 100.6%
	(Cost $50,681,861)	50,856,637
	Liabilities in Excess of Other Assets — (0.6)%	(288,326)
	TOTAL NET ASSETS — 100.0%	$50,568,311

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT — (1.5)%
	BONDS — (1.5)%
	U.S. GOVERNMENT — (1.5)%
$(750,000)	United States Treasury Note 1.250%, 8/31/2024	$(769,643)
	Total U.S. Government
	(Proceeds $771,811)	(769,643)
	Total Bonds
	(Proceeds $771,811)	(769,643)
	Total Securities Sold Short
	(Proceeds $771,811)	$(769,643)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,759,239 which represents 39.07% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Variable rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Step rate security.
[7]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $504,272, which represents 1.00% of total net assets of the Fund.
[8]	The rate is the annualized seven-day yield at period end.